Long-term Debt (Narrative II) (Details)						1 Months Ended				12 Months Ended
	Jun. 27, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jul. 29, 2021 USD ($)	Mar. 19, 2015 USD ($)	Dec. 19, 2014 USD ($)	Apr. 30, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) Item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Loan expenses and other										$ 308,000	$ 415,000	$ 307,000
Outstanding balance								$ 530,120,000		516,957,000	530,120,000
Gain on extinguishment of Debt										(748,000)	$ (435,000)	$ (980,000)
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt					$ 53,500,000
Debt Instrument, Periodic Payment, Principal										1,574,000
Debt Instrument, Balloon Payment										$ 23,596,000
Debt Instrument, Maturity Date					Nov. 30, 2021					May 19, 2024
Repayment of secured loan agreement						$ 75,193,000
Gain on extinguishment of Debt						$ (107,000)
BNP Paribas [Member] | Secured Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										2.50%
BNP Paribas [Member] | Secured Debt [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt										$ 75,000,000
Debt Instrument, Periodic Payment, Principal										1,562,500
Debt Instrument, Balloon Payment										$ 43,750,000
Debt Instrument, Maturity Date										Jul. 17, 2023
BNP Paribas [Member] | Secured Debt [Member] | Second Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										2.30%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt	$ 22,500,000		$ 460,000	$ 93,080,000
Debt Instrument, Number of installments | Item										20
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 1,125,000
Debt Instrument, Maturity Date				Mar. 19, 2021						Jun. 27, 2028
Repayment of secured loan agreement	20,934,000						$ 8,134,000		$ 4,786,000
Outstanding balance	20,934,000
Gain on extinguishment of Debt	$ (220,000)
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | SOFR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										2.25%
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Loan Agreement - 9 Ultramax Vessels [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 197,236,000
Debt Instrument, Frequency of Periodic Payments										quarterly
Debt Instrument, Periodic Payment, Principal										$ 3,719,000
Debt Instrument, Balloon Payment										$ 100,912,000
Debt Instrument, Maturity Date										Oct. 11, 2027
Repayment of secured loan agreement								$ 21,937,000
Debt Instrument, Face Amount		$ 200,000,000
Loan fees										$ 2,069,000
Loan expenses and other										$ 191,000
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Loan Agreement - 9 Ultramax Vessels [Member] | SOFR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage										2.25%